Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Retained earnings/ (accumulated deficit) CNY (¥)	Retained earnings/ (accumulated deficit) Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2017	¥ 52,388,703			¥ 377	¥ (4,457,608)	¥ 76,254,607	¥ 635,966	¥ 1,842,081		¥ (22,234,609)		¥ 347,889
Balance (in shares) at Dec. 31, 2017 | shares				2,938,708,899	(86,045,470)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	3,531,870			¥ 3		3,531,867
Issuance of ordinary shares (in shares) | shares				27,106,948
Repurchase of ordinary shares	(205,886)				¥ (205,886)
Repurchase of ordinary shares (in shares) | shares					(2,792,400)
Accretion of convertible redeemable non-controlling interests	(2,492)									(2,492)
Exercise of share-based awards	37,190				¥ 67,982	(30,792)
Exercise of share-based awards (in shares) | shares					1,077,036
Share-based compensation and vesting of share-based awards	3,659,989				¥ 811,783	2,447,238						400,968
Share-based compensation and vesting of share-based awards (in shares) | shares					16,241,342
Net income/(loss)	(2,800,550)									(2,489,141)		(311,409)
Foreign currency translation adjustments	2,696,784							2,696,784
Net change in unrealized gains/(losses) on available-for-sale debt securities	(23,127)							(23,127)
Statutory reserves							764,446			(764,446)
Change of the capital from non-controlling interest shareholders	658,439											658,439
Share of changes in the equity investee's capital accounts	629,975					629,975
Balance at Dec. 31, 2018	60,866,860			¥ 380	¥ (3,783,729)	82,832,895	1,400,412	3,359,096	¥ (1,156,642)	(24,038,081)		1,095,887
Balance (in shares) at Dec. 31, 2018 | shares				2,965,815,847	(71,519,492)
Increase (Decrease) in Stockholders' Equity
Cumulative effect of changes in accounting principles related to revenue recognition and financial instruments			¥ 295,965						¥ (1,156,642)		¥ 1,452,607
Issuance of ordinary shares	759,195			¥ 1		759,194
Issuance of ordinary shares (in shares) | shares				8,127,302
Repurchase of ordinary shares	(131,010)				¥ (131,010)
Repurchase of ordinary shares (in shares) | shares					(1,871,696)
Accretion of convertible redeemable non-controlling interests	(3,100)									(3,100)
Exercise of share-based awards	120,437				¥ 210,336	(79,352)						(10,547)
Exercise of share-based awards (in shares) | shares					3,299,962
Share-based compensation and vesting of share-based awards	3,694,955				¥ 1,174,237	1,948,609						572,109
Share-based compensation and vesting of share-based awards (in shares) | shares					20,463,340
Net income/(loss)	11,890,092									12,187,255		(297,163)
Foreign currency translation adjustments	793,671							749,865				43,806
Net change in unrealized gains/(losses) on available-for-sale debt securities	54,186							54,186
Statutory reserves							58,753			(58,753)
Change of the capital from non-controlling interest shareholders	6,628,506					5,228,721						1,399,785
Share of changes in the equity investee's capital accounts	(13,945)					(13,945)
Balance at Dec. 31, 2019	84,659,847			¥ 381	¥ (2,530,166)	90,676,122	1,459,165	4,163,147		(11,912,679)		2,803,877
Balance (in shares) at Dec. 31, 2019 | shares				2,973,943,149	(49,627,886)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	31,863,762			¥ 23		31,863,739
Issuance of ordinary shares (in shares) | shares				155,850,684
Repurchase of ordinary shares	(311,776)				¥ (311,776)
Repurchase of ordinary shares (in shares) | shares					(2,382,740)
Accretion of convertible redeemable non-controlling interests	(6,641)									(6,641)
Exercise of share-based awards	209,210				¥ 334,583	(114,220)						(11,153)
Exercise of share-based awards (in shares) | shares					5,073,294
Share-based compensation and vesting of share-based awards	4,155,933				¥ 1,289,136	1,775,012						1,091,785
Share-based compensation and vesting of share-based awards (in shares) | shares					20,642,538
Net income/(loss)	49,337,246	$ 7,561,264								49,411,864		(74,618)
Foreign currency translation adjustments	(7,954,841)							(7,656,413)				(298,428)
Net change in unrealized gains/(losses) on available-for-sale debt securities	(54,802)	(8,399)						(54,802)
Statutory reserves							74,111			(74,111)
Change of the capital from non-controlling interest shareholders	34,873,993					23,547,685						11,326,308
Acquisition of subsidiaries	2,634,378					529,536						2,104,842
Share of changes in the equity investee's capital accounts	(574,233)					(574,233)
Conversion of profit sharing right in JD Digits	5,653,832					5,653,832
Balance at Dec. 31, 2020	¥ 204,485,908	$ 31,338,839		¥ 404	¥ (1,218,223)	¥ 153,357,473	¥ 1,533,276	¥ (3,548,068)		¥ 37,418,433		¥ 16,942,613
Balance (in shares) at Dec. 31, 2020 | shares				3,129,793,833	(26,294,794)